Loans receivable, net (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable consisted of the following:

	December 31,
	2018	2017
Loan receivable, gross
Personal loans	$30,941	$670
Corporate loans	6,125	-
Provision for loan losses	-	-
Total loans receivable, net	$37,066	$670
Less: classified as non-current loans receivable, net	(6,019)	-
Total current loans receivable, net	31,047	670

Loans Receivable Maturity Due
The following is a maturity analysis of the Company’s loans receivable at December 31, 2018:

For the year ending December 31,
2019	$31,047
2020	639
2021	4,338
2022	389
2023	33
2024 and thereafter	620
Total	37,066

Past Due Financing Receivables
The following table represents the aging of loans receivable as of December 31, 2018 and 2017:

	December 31,
	2018	2017
1-89 days past due	$2,569	$2
90-179 days past due	-	-
180-365 days past due	-	96
Over 1 year past due	-	-
Total past due	$2,569	$98
Current	34,497	572
Total loans	$37,066	$670

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2018:

	Personal loans	Corporate loans	Total
Unsecured	$17,500	$-	$17,500
Unsecured - guarantee backed loans	-	3,846	3,846
Pledged assets backed loans	-	-	-
Collateral backed loans	13,441	2,279	15,720
	$30,941	$6,125	$37,066